Income Taxes (Details) - Schedule of effective tax rate for the year	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Taxes (Details) - Schedule of effective tax rate for the year [Line Items]
Non-deductible items in China and others	0.00%	0.20%
Foreign loss not recognized in China	2.40%	2.90%
CHINA
Income Taxes (Details) - Schedule of effective tax rate for the year [Line Items]
China Income tax statutory rate	25.00%	25.00%
Effect of favorable income tax rates	(6.10%)	(21.20%)
Effective tax rate	21.30%	6.90%